JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

December 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of the

J.P. Morgan Funds listed on Appendix A (the “Funds”)

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497(c) under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated July 1, 2011. The purpose of this filing is to submit the XBRL information from the 497(c) filing dated November 30, 2011 for the Funds.

Please contact the undersigned at 212-648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Senior Counsel

cc: Vincent Di Stefano

Exhibit A

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document

EX-101.SCH XBRL	Taxonomy Extension Schema Document

EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase